Exploration and Evaluation (Tables)	12 Months Ended
Jun. 30, 2024
Exploration And Evaluation
Schedule of Exploration and Evaluation
	Consolidated
	30 June 2024	30 June 2023
	A$	A$
Non-Current Assets
Exploration and evaluation expenditure – At cost	92,117,750	81,070,075

Schedule of Reconciliation of Exploration And Evaluation

Reconciliations of the written down values at the beginning and end of the current financial year are set out below:

	Consolidated
	30 June 2024	30 June 2023
	A$	A$

Opening balance	81,070,075	56,702,626
Additions	10,974,363	22,157,270
Revaluation due to foreign exchange	73,312	2,210,179

Carrying amount at end of year	92,117,750	81,070,075